Financial instruments	6 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value measurements of financial instruments are presented through the use of a three-level fair value hierarchy that prioritises the valuation techniques used in fair value calculations.
The group maintains policies and procedures to value instruments using the most relevant data available. If multiple inputs that fall into different levels of the hierarchy are used in the valuation of an instrument, the instrument is categorised on the basis of the least observable input.
Foreign currency forwards and swaps, cross currency swaps and interest rate swaps are valued using discounted cash flow techniques. These techniques incorporate inputs at levels 1 and 2, such as foreign exchange rates and interest rates. These market inputs are used in the discounted cash flow calculation incorporating the instrument’s term, notional amount and discount rate, and taking credit risk into account. As significant inputs to the valuation are observable in active markets, these instruments are categorised as level 2 in the hierarchy.
Other financial liabilities include a put option, which does not have an expiry date, held by Industrias Licoreras de Guatemala
(ILG) to sell the remaining 50% equity stake in Rum Creation & Products Inc., the owner of the Zacapa rum brand, to Diageo.
The liability is fair valued using the discounted cash flow method and as at 31 December 2024, an amount of $180 million (30
June 2024 – $198 million) is recognised as a liability with changes in the fair value of the put option included in retained earnings. As the valuation of this option uses assumptions not observable in the market, it is categorised as level 3 in the hierarchy. As at 31 December 2024, because it is unknown when or if ILG will exercise the option, the liability is measured as if the exercise date is on the last day of the current financial year considering forecast future performance. The put option is sensitive to reasonably possible changes in assumptions.
Included in other financial liabilities, the contingent consideration on acquisition of businesses represents the present value of payments up to $263 million (30 June 2024 - $273 million), which are expected to be paid over the next six years. Contingent considerations linked to certain volume targets at 31 December 2024 were $148 million (30 June 2024 – $153 million), mainly in respect of the acquisition of Aviation American Gin and 21Seeds. Contingent considerations linked to certain financial performance targets at 31 December 2024 were $91 million (30 June 2024 – $92 million), mainly in respect of the acquisition of Don Papa Rum. Contingent considerations are fair valued based on a discounted cash flow method using assumptions not observable in the market. Contingent considerations are sensitive to possible changes in assumptions; a 10% increase or 20%
decrease in volume would increase or decrease the fair value of contingent considerations linked to certain volume targets by approximately $25 million and $70 million, respectively, and a 10% increase or decrease in cash flows would increase or decrease the fair value of contingent considerations linked to certain financial performance targets by approximately
$30 million.
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities in the six months ended 31 December 2024.
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2024	30 June 2024	31 December 2023
	$ million	$ million	$ million
Derivative assets	469	497	703
Derivative liabilities	(540)	(486)	(440)
Valuation techniques based on observable market input (Level 2)	(71)	11	263
Financial assets - other	337	333	281
Financial liabilities - other	(419)	(443)	(599)
Valuation techniques based on unobservable market input (Level 3)	(82)	(110)	(318)
In the six months ended 31 December 2024 and 31 December 2023, the increase in financial assets - other of $4 million (2023 –
the increase in financial asset - other of $32 million) is principally in respect of acquisitions. The balance of financial assets -
other is primarily made up of individually immaterial convertible loans and share options in associates.
The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2024	Six months ended 31 December 2024	Six months ended 31 December 2023	Six months ended 31 December 2023
	$ million	$ million	$ million	$ million
At the beginning of the period	(198)	(245)	(274)	(391)
Net gains/(losses) included in the income statement	6	(2)	8	15
Net gains included in exchange in other comprehensive income	—	3	—	—
Net gains included in retained earnings	11	—	40	—
Settlement of liabilities	1	5	2	1
At the end of the period	(180)	(239)	(224)	(375)
The carrying amount of the group’s financial assets and liabilities is generally the same as their fair value apart from borrowings. At 31 December 2024, the fair value of gross borrowings (excluding lease liabilities and the fair value of derivative instruments) was $21,050 million and the carrying value was $21,720 million (30 June 2024 – $20,663 million and $21,501 million, respectively).